Administrative, operation and project expenses (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Administrative, operation and project expenses:
Administrative expenses	$ 2,844,627	$ 1,934,557
Operations and project expenses	2,833,523	1,993,083
Administration expenses.
Administrative, operation and project expenses:
General expenses	1,269,973	962,822
Labor expenses	1,208,844	856,232
Depreciation and amortization	314,566	74,294
Taxes	51,244	41,209
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses	270,162	224,535
Depreciation and amortization	73,700	115,038
Taxes	562,837	349,726
Commissions, fees, freights and services	896,113	453,032
Exploration expenses	637,590	536,293
Fee for regulatory entities	123,128	114,843
Maintenance	82,440	119,253
Others	$ 187,553	$ 80,363